Leases - Lease Costs (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Operating lease cost
Total operating lease cost	$ 14.7
Cost of restaurant revenue
Operating lease cost
Operating lease cost	14.6
Other operating expense
Operating lease cost
Operating lease cost	$ 0.1